Management Agreements, Arrangements and Related Party Transactions (Details)	12 Months Ended
Dec. 31, 2017
Management Agreements And Arrangements [Abstract]
Distribution agreement, termination period (in days)	60 days
Percentage of trigger point on outstanding accumulation units, percent	45.00%